American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2022

NT Growth - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Air Freight and Logistics — 1.8%
United Parcel Service, Inc., Class B	139,806	28,270,171
Auto Components — 1.4%
Aptiv plc(1)	161,764	22,093,727
Automobiles — 3.3%
Rivian Automotive, Inc., Class A(1)	51,960	3,415,851
Tesla, Inc.(1)	51,463	48,206,421
		51,622,272
Beverages — 1.8%
PepsiCo, Inc.	158,994	27,588,639
Biotechnology — 1.4%
Amgen, Inc.	43,804	9,949,641
CRISPR Therapeutics AG(1)	40,951	2,610,626
Vertex Pharmaceuticals, Inc.(1)	37,418	9,094,445
		21,654,712
Building Products — 0.9%
Masco Corp.	123,243	7,804,979
Trex Co., Inc.(1)	63,403	5,799,473
		13,604,452
Capital Markets — 1.5%
S&P Global, Inc.	54,786	22,748,243
Chemicals — 0.8%
Air Products and Chemicals, Inc.	42,366	11,952,296
Electrical Equipment — 2.1%
Ballard Power Systems, Inc.(1)(2)	74,258	772,283
Generac Holdings, Inc.(1)	41,593	11,745,032
Rockwell Automation, Inc.	67,041	19,389,598
		31,906,913
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	51,906	9,812,829
Cognex Corp.	134,070	8,910,292
Keysight Technologies, Inc.(1)	74,401	12,560,377
		31,283,498
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	109,785	6,612,351
Take-Two Interactive Software, Inc.(1)	42,718	6,977,558
Walt Disney Co. (The)(1)	110,266	15,764,730
		29,354,639
Equity Real Estate Investment Trusts (REITs) — 0.9%
SBA Communications Corp.	43,562	14,176,817
Food Products — 0.9%
Mondelez International, Inc., Class A	170,844	11,451,673
Vital Farms, Inc.(1)	111,836	1,848,649
		13,300,322
Health Care Equipment and Supplies — 2.5%
DexCom, Inc.(1)	21,395	9,210,119
Edwards Lifesciences Corp.(1)	76,559	8,360,243
IDEXX Laboratories, Inc.(1)	16,413	8,326,315
Intuitive Surgical, Inc.(1)	43,937	12,486,017
		38,382,694

Health Care Providers and Services — 1.7%
Guardant Health, Inc.(1)	21,377	1,486,770
UnitedHealth Group, Inc.	53,056	25,072,674
		26,559,444
Hotels, Restaurants and Leisure — 1.6%
Airbnb, Inc., Class A(1)	24,483	3,769,648
Chipotle Mexican Grill, Inc.(1)	5,689	8,451,465
Dutch Bros, Inc., Class A(1)(2)	55,403	2,889,266
Expedia Group, Inc.(1)	53,936	9,885,929
		24,996,308
Household Products — 1.0%
Procter & Gamble Co. (The)	99,579	15,977,451
Insurance — 0.1%
SelectQuote, Inc.(1)	274,626	2,029,486
Interactive Media and Services — 10.6%
Alphabet, Inc., Class A(1)	44,977	121,710,911
Meta Platforms, Inc., Class A(1)	103,163	32,316,841
Snap, Inc., Class A(1)	149,522	4,865,446
Twitter, Inc.(1)	119,806	4,493,923
		163,387,121
Internet and Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)	34,545	103,340,331
Chewy, Inc., Class A(1)(2)	115,373	5,492,909
		108,833,240
IT Services — 7.9%
Okta, Inc.(1)	31,406	6,214,933
PayPal Holdings, Inc.(1)	184,223	31,675,303
Shopify, Inc., Class A(1)	4,021	3,877,209
Twilio, Inc., Class A(1)	20,707	4,268,127
Visa, Inc., Class A	337,850	76,411,534
		122,447,106
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	96,232	13,407,042
Repligen Corp.(1)	31,243	6,196,737
		19,603,779
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	30,317	9,452,537
Pharmaceuticals — 1.5%
Novo Nordisk A/S, B Shares	70,637	7,026,139
Zoetis, Inc.	81,974	16,377,585
		23,403,724
Road and Rail — 1.2%
Lyft, Inc., Class A(1)	169,047	6,511,690
Union Pacific Corp.	46,642	11,406,301
		17,917,991
Semiconductors and Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	196,765	22,480,401
Analog Devices, Inc.	127,600	20,922,572
ASML Holding NV	32,611	22,087,250
NVIDIA Corp.	219,447	53,733,793
		119,224,016
Software — 17.2%
Datadog, Inc., Class A(1)	62,840	9,181,552
DocuSign, Inc.(1)	36,040	4,532,751
Microsoft Corp.	645,867	200,851,720

PagerDuty, Inc.(1)	169,449	5,595,206
Paycor HCM, Inc.(1)(2)	54,169	1,405,144
salesforce.com, Inc.(1)	40,632	9,452,222
Splunk, Inc.(1)	61,251	7,590,224
UiPath, Inc., Class A(1)	105,405	3,850,444
Workday, Inc., Class A(1)	42,620	10,783,286
Zendesk, Inc.(1)	120,688	11,888,975
		265,131,524
Specialty Retail — 2.3%
Home Depot, Inc. (The)	96,226	35,313,017
Technology Hardware, Storage and Peripherals — 9.9%
Apple, Inc.	874,388	152,825,535
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	168,214	24,907,447
TOTAL COMMON STOCKS (Cost $752,884,243)		1,489,949,121
SHORT-TERM INVESTMENTS — 3.9%
Discount Notes — 0.6%
Federal Farm Credit Discount Notes, 0.00%, 2/1/22(3)	10,000,000	10,000,000
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	177,344	177,344
State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,152,323	10,152,323
		10,329,667
Repurchase Agreements — 2.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $9,451,938) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $9,287,704)		9,287,699
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $31,581,285) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $30,962,017)		30,962,000
		40,249,699
TOTAL SHORT-TERM INVESTMENTS (Cost $60,579,366)		60,579,366
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $813,463,609)		1,550,528,487
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,170,678)
TOTAL NET ASSETS — 100.0%		$1,544,357,809

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	432,422	USD	488,229	Credit Suisse AG	3/31/22	$(1,783)
EUR	717,931	USD	815,418	Credit Suisse AG	3/31/22	(7,793)
EUR	1,003,440	USD	1,141,458	Credit Suisse AG	3/31/22	(12,653)
EUR	571,019	USD	652,619	Credit Suisse AG	3/31/22	(10,261)
EUR	1,142,037	USD	1,291,933	Credit Suisse AG	3/31/22	(7,216)
EUR	443,510	USD	502,621	Goldman Sachs & Co.	3/31/22	(3,702)
EUR	632,001	USD	719,047	UBS AG	3/31/22	(8,087)
EUR	523,896	USD	588,473	UBS AG	3/31/22	875
USD	21,212,014	EUR	18,732,737	Credit Suisse AG	3/31/22	138,918
USD	748,566	EUR	659,721	Credit Suisse AG	3/31/22	6,424
USD	763,489	EUR	665,264	Credit Suisse AG	3/31/22	15,111
USD	522,725	EUR	457,369	UBS AG	3/31/22	8,215
USD	729,498	EUR	643,089	UBS AG	3/31/22	6,065
						$124,113

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	167	March 2022	$49,782,700	$438,657
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,354,004. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,540,295, which includes securities collateral of $387,972.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,460,835,732	29,113,389	—
Short-Term Investments	10,329,667	50,249,699	—
	1,471,165,399	79,363,088	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	175,608	—
Futures Contracts	438,657	—	—
	438,657	175,608	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	51,495	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.